INCOME TAXES - Major components (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current income tax:
Current taxes	$ 10,149	$ 8,450
Current taxes referring to previous periods	(1,680)	(1,854)
Withholding taxes and other	227	110
Total current income tax	8,696	6,706
Deferred income tax:
Origination and reversal of temporary differences	25,131	(25,660)
Impact of changes in tax rates	(771)	0
Benefits arising from a previously unrecognized tax loss that reduced current tax expense	(54)	0
Withholding taxes on profits of subsidiaries	6	86
Deferred tax arising from the write-down, or reversal of a previous write-down, of a deferred tax asset	(527)	8,877
Other	(1,607)	502
Total deferred income tax	22,178	(16,195)
Income tax expense (recovery)	$ 30,874	$ (9,489)